UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Towle Deep Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	BASIC MATERIALS — 6.4%
119,800	Huntsman Corp.	$2,310,942
329,920	Ryerson Holding Corp.*	2,091,693
197,020	Shiloh Industries, Inc.*	1,148,627
		5,551,262
	CONSUMER, CYCLICAL — 48.1%
135,710	Adient PLC	2,043,793
303,710	Beazer Homes USA, Inc.*	2,879,171
334,130	Big 5 Sporting Goods Corp.	865,397
358,460	Fiat Chrysler Automobiles N.V.*1	5,183,332
168,940	Goodyear Tire & Rubber Co.	3,448,065
59,670	Group 1 Automotive, Inc.	3,145,802
138,990	M/I Homes, Inc.*	2,921,570
235,150	Meritor, Inc.*	3,976,386
1,227,230	Office Depot, Inc.	3,166,253
156,540	Sonic Automotive, Inc. - Class A	2,153,990
616,310	Sportsman's Warehouse Holdings, Inc.*	2,699,438
120,270	Taylor Morrison Home Corp. - Class A	1,912,293
125,420	Tenneco, Inc. - Class A	3,435,254
161,450	Tower International, Inc.	3,842,510
		41,673,254
	CONSUMER, NON-CYCLICAL — 4.3%
474,280	RR Donnelley & Sons Co.	1,878,149
170,010	United Natural Foods, Inc.*	1,800,406
		3,678,555
	ENERGY — 12.7%
209,484	McDermott International, Inc.*	1,370,025
49,610	PBF Energy, Inc. - Class A	1,620,759
153,730	ProPetro Holding Corp.*	1,893,954
155,600	Renewable Energy Group, Inc.*	3,998,920
623,560	Southwestern Energy Co.*	2,126,339
		11,009,997
	FINANCIAL — 6.2%
179,470	Ally Financial, Inc.	4,066,790
30,420	CNA Financial Corp.	1,343,043
		5,409,833
	INDUSTRIAL — 16.9%
74,410	Atlas Air Worldwide Holdings, Inc.*	3,139,358
171,280	Builders FirstSource, Inc.*	1,868,665
405,490	Celadon Group, Inc.*	336,557

Towle Deep Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
330,380	Flex Ltd.*	$2,514,192
102,490	Trinseo S.A.	4,691,992
130,330	Triumph Group, Inc.	1,498,795
38,380	Tutor Perini Corp.*	612,928
		14,662,487
	TECHNOLOGY — 3.2%
237,030	Unisys Corp.*	2,756,659
	Total Common Stocks
	(Cost $91,953,463)	84,742,047
	TOTAL INVESTMENTS — 97.8%
	(Cost $91,953,463)	84,742,047
	Other Assets in Excess of Liabilities — 2.2%	1,873,132
	TOTAL NET ASSETS — 100.0%	$86,615,179

PLC – Public Limited Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

Towle Deep Value Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Note 1 – Organization

Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 31, 2011.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes

At December 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$93,672,438

Gross unrealized appreciation	$10,968,576
Gross unrealized depreciation	(19,916,967)

Net unrealized depreciation on investments	$(8,930,391)

Towle Deep Value Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$84,742,047	$-	$-	$84,742,047
Total Investments	$84,742,047	$-	$-	$84,742,047

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	3/1/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	3/1/2019

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	3/1/2019

*	Print the name and title of each signing officer under his or her signature.